Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2024
Derivatives and hedge accounting
Derivatives and hedge accounting

Note 14. Derivatives and hedge accounting

Derivatives by categories

	December 31, 2024			December 31, 2023
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts[1]	Fair value	Fair value	amounts[1]
Interest rate-related contracts	5,066	919	531,122	3,918	1,720	483,545
of which in fair value hedges	525	358	261,126	-980	486	258,157
of which in cash flow hedges	-4	—	5,000	-60	—	5,000
Currency-related contracts	5,577	4,120	154,836	2,509	9,789	158,019
of which in fair value hedges	1,448	2,566	35,260	1,786	2,682	36,236
Equity-related contracts	—	70	90	5	1,002	3,722
Contracts related to commodities, credit risk, etc.	—	118	4,648	—	126	5,533
Total derivatives[2]	10,643	5,227	690,696	6,432	12,637	650,819
1	Nominal amounts before set-off.
2	All derivatives are used for economic hedging purposes.

Maturity analysis of the nominal amounts of hedging instruments

	December 31, 2024
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	70,503	148,112	37,929	256,544
Hedge of fixed rate liabilities	5,000	—	—	5,000
Hedge of floating rate assets	1,155	1,194	2,233	4,582
Currency-related contracts
Hedge of fixed rate assets	452	11,936	6,062	18,450
Hedge of fixed rate liabilities	8,199	7,966	646	16,811

	December 31, 2023
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	58,119	168,837	25,436	252,392
Hedge of fixed rate liabilities	—	2,301	3,464	5,765
Hedge of floating rate assets	—	5,000	—	5,000
Currency-related contracts
Hedge of fixed rate assets	152	13,371	5,777	19,300
Hedge of fixed rate liabilities	2,583	12,908	1,445	16,936

The carrying amount of hedged items in fair value hedge relationships, and the accumulated amount of fair value hedge adjustments included in these carrying amounts

	December 31, 2024		December 31, 2023
Assets		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	15,979	-598	12,852	-648
Loans to credit institutions	1,058	—	1,002	-15
Loans to the public	12,315	-44	12,612	-127
Total	29,352	-642	26,466	-790

	December 31, 2024		December 31, 2023
Liabilities		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	256,459	378	256,561	-1,622
Total	256,459	378	256,561	-1,622

For disclosure on hedge ineffectiveness of fair value hedges, see Note 4.

Cash flow hedge effectiveness

Skr mn	2024	2023
Changes in fair value of hedging instruments	56	63
Changes in value of hedged items used as a basis for recognizing hedge ineffectiveness	-58	-60
Hedge ineffectiveness recognized in profit or loss[1]	—	—
Hedging gain or losses recognized in other comprehensive income	56	63

1 Recognized in the line item “Net result of financial transactions”.

Cash flow hedge reserve

Skr mn	2024	2023
Opening balance January 1	-47	-97
Valuation gains and losses	126	122
Tax on valuation gains and losses	-26	-25
Transferred to the income statement	-71	-59
Tax on transfers to the income statement	15	12
Other comprehensive income, net of tax	44	50
Total comprehensive income	44	50
Closing balance December 31	-3	-47
of which relates to continuing hedges for which hedge accounting is applied	-3	-47
of which relates to hedging relationships for which hedge accounting is no longer applied	—	—

It is SEK’s risk management strategy and objective to identify its material foreign currency and interest rate exposures and to manage those exposures with appropriate derivative instruments or non-derivative alternatives. SEK has the intention to, as much as possible, achieve fair value hedge accounting for transactions entered into for economic hedging purposes.

SEK primarily sets interest rate terms based on the various needs and preferences of customers and counterparties. Consequently, assets and liabilities can to some extent have different fixed interest periods, which leads to interest rate risk. Using different derivatives, the original interest rate risk in assets and liabilities are normally transformed from fixed to floating interest terms in currencies with well-functioning markets. EUR, USD and Skr are preferably used. It is SEK’s objective to mitigate the risk of changes in fair value of the underlying hedged item due to changes in benchmark interest rates, i.e., to convert a fixed interest rate in a financial asset or liability into a floating rate. For that SEK uses interest rate swaps, or a proportion of interest rate swaps, swapping fixed to floating interest rates.

SEK’s granting of credits and a large portion of its borrowing can take place in the currency of the borrower’s and investor’s choice. It is therefore seldom that borrowing and lending are made in the same currency and therefore directly balance each other. Differences in exposures to individual currencies that exist between different transactions are fully matched with the aid of various derivatives, primarily currency swaps. It is SEK’s objective to mitigate the risk of changes in fair value due to changes in FX and interest rates. For example, converting a fixed interest rate in a financial asset or liability into a variable rate financial asset or liability denominated in SEK’s functional currency Skr. For that, SEK uses cross currency interest rate swaps or a proportion of these swaps, swapping fixed to floating interest rates in Skr.

For more disclosures regarding SEK’s hedge accounting, see Note 29, the Consolidated Statement of Changes in Equity, Note 1 and Note 4.

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange rate, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-rate-related contracts. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.

SEK uses derivatives to hedge risk exposure inherent in financial assets and liabilities. Derivatives are measured at fair value by using market quoted rates where available. If market quotes are not available, valuation models are used. SEK uses models to adjust the net exposure fair value for changes in counterparties’ credit quality. The models used include both directly observable and non-observable market parameters.

The majority of SEK’s derivative contracts are what are known as OTC derivatives, i.e., derivative contracts that are not transacted on an exchange. SEK’s derivative transactions that are not transacted on an exchange are entered into under ISDA Master Netting Agreements. In general, under such agreements the amounts owed by each counterparty in respect of all transactions outstanding in the same currency under the agreement are aggregated into a single net amount payable by one party to the other. In certain circumstances, for example when a credit event such as a default occurs and all outstanding transactions under the agreement are terminated, the termination value is assessed and only a single net amount is due or payable in settlement of all transactions. SEK endeavors to only enter into derivatives transactions with counterparties in jurisdictions where such netting is enforceable when such events occur.

The above ISDA arrangements do not meet the criteria for offsetting in the Statement of Financial Position. This is because such agreements create a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of SEK or the counterparties. In addition, SEK and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

The ISDA Master Netting Agreements are complemented by supplementary agreements providing for the collateralization of counterparty exposure. SEK receives and accepts collateral in the form of cash. Such collateral is subject to the standard industry terms of an ISDA Credit Support Annex (CSA).

The disclosures set out in the tables below include financial assets and financial liabilities that are subject to an enforceable master netting arrangement or similar agreement that cover similar financial instruments. SEK’s derivative transactions are subject to enforceable master netting agreements or similar agreements. Derivative assets and derivative liabilities in relation to central clearing counterparties are offset in the Statement of Financial Position.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2024	Dec 31, 2023
Gross amounts of recognized financial assets	13,328	10,705
Amounts offset in the Statement of Financial Position	-2,685	-4,273
Net amounts of financial assets presented in the Statement of Financial Position	10,643	6,432
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-1,881	-2,049
Cash collateral received	-7,997	-3,573
Net amount	765	810

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2024	Dec 31, 2023
Gross amounts of recognized financial liabilities	7,912	16,910
Amounts offset in the Statement of Financial Position	-2,685	-4,273
Net amounts of financial liabilities presented in the Statement of Financial Position	5,227	12,637
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-1,881	-2,049
Cash collateral paid	-3,170	-10,353
Net amount	176	235